Other liabilities - Current and non-current maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities.
Current maturities	$ 2,303	$ 5,398
Non-current	286,405	244,454
Cancellations, or write off related to liabilities	$ 19,810	$ 0